Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

19 Accumulated Other Comprehensive Income (Loss)

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Change in fair value cash flow hedges	Net actuarial gain/ (losses)	Unrealized gains/losses available-for sale securities	Accumulated Other Comprehensive Income (loss)
As of December 31, 2015	(521)	758	(2)	(54)	—	181
Reclassification	521	(521)				—
Other comprehensive income (loss) before reclassifications	—	(124)	—	(22)	6	(140)
Amounts reclassified out of accumulated other comprehensive income (loss)	—	—	(1)	—	—	(1)
Tax effects	—	—	1	(5)	(2)	(6)

Other comprehensive income (loss)	—	(124)	—	(27)	4	(147)

As of December 31, 2016	—	113	(2)	(81)	4	34
Other comprehensive income (loss) before reclassifications		156	29	(20)	(3)	162
Amounts reclassified out of accumulated other comprehensive income (loss)		—	(15)	—	(6)	(21)
Tax effects		—	(4)	4	2	2

Other comprehensive income (loss)		156	10	(16)	(7)	143

As of December 31, 2017	—	269	8	(97)	(3)	177